Stock Options (Details 1) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Dividend yield			$ 0
Expected volatility		100.00%	100.00%	[1]
Risk-free interest rate		1.00%	1.00%
Expected term (years)		2 years 6 months	2 years 6 months	[2]
Exercise price			$ 0.0026
Stock price	[3]		$ 0.15

[1]	Due to the low trading volume of the Company's Common Stock, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company.
[2]	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the "simplified method" in accordance with SEC Staff Accounting Bulletin No. 110.
[3]	The Common Stock price, per share for the year ended December 31, 2016 reflects the Company's management's estimation of the fair value per share of Common Stock. In reaching its estimation for December 31, 2016, management considered, among other things, the valuation of the issuance of the shares under the private placement (see Note 10-F above)